UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


      Report for the Calendar Year or Quarter Ended: December 31, 2000


                          Bedford Falls Investors, L.P.
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Name of Institutional Investment Manager

              660 Madison Avenue     New York               New York       10021
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Business Address (Street)            (City)                 (State)      (Zip)


13F File Number:  028-07030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman           President of General Partner             (212) 486-8100
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(Name)                   (Title)                                  (Phone)


Signature, Place and Date of Signing:


/s/ Karen Finerman
--------------------------
Karen Finerman
660 Madison Avenue
New York, New York  10021
2/12/01

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:     None
                                  ------------

List of Other Included Managers     None
                                ------------

Form 13F Information Table Entry Total:  72
                                       ------

Form 13F Information Table Value Total:  85,061,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/00

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              Com     003924107      459    50000           50000                 50000
AK Steel Holding Corp                  Com     001547108     1135   129700          129700                129700
APW Ltd                                Com     G04397108     1266    37500           37500                 37500
At Home Corp                           Com     045919107      409    73974           73974                 73974
AT&T Corp                              Com     001957109      419    24300           24300                 24300
AT&T Corp                              Put     001957959      863    50000   Put     50000                 50000
AT&T Corp                             Call     001957909      410    23750  Call     23750                 23750
B.F. Goodrich & Co                     Com     382388106      266    31080           31080                 31080
Bank of America Corporation            Put      60505954     1320    20000   Put     20000                 20000
Bogen Communications Int'l             Com     097189104     3156   825043          825043                825043
Canadian Natural Resources Ltd         Com     136385101      830    30000           30000                 30000
CE Franklin Ltd.                       Com     125151100      274    54700           54700                 54700
Chris Craft Industries Inc.            Com     170520100      665    10000           10000                 10000
Columbus McKinnon Corp.                Com     199333105     2610   326300          326300                326300
Commscope Inc.                         Com     203372107     1491    90000           90000                 90000
Critical Path Inc                      Com     22674V100      220     7154            7154                  7154
Crompton Corp                          Com     227116100       53     5000            5000                  5000
DaimlerChrysler AG                     Com     D1668R123     2588    62823           62823                 62823
Deutsche Telekom AG                    ADR     251566105      948    32400           32400                 32400
Devon Energy Corp New                  Com     25179M103      823    13500           13500                 13500
Dominion Resources                     Com     25746U107     2680    40000           40000                 40000
Dow Chemical Co                        Put     260543953      458    12500   Put     12500                 12500
Edwards Lifesciences Corp              Com     28176E108      178    10000           10000                 10000
Ensco International                    Com     26874Q100     1363    40000           40000                 40000
Forest Oil Corporation                 Com     346091606     1549    42000           42000                 42000
Gap Inc.                              Call     364760108     3188   125000  Call    125000                125000
General Semiconductor Inc.             Com     370787103      938   150000          150000                150000
Gillette Co                           Call     375766902      903    25000  Call     25000                 25000
Global Crossing Ltd                    Com     G3921A100     2051   143300          143300                143300
Gold Banc Corp                         Com     379907108      496   105900          105900                105900
GST Global Telecom Inc                 Com     37934X100      430    98800           98800                 98800
Gulf Canada Resources Ltd              ORD     40218L305      153    30000           30000                 30000
Hercules Inc                          Call     427056906     1855    97300  Call     97300                 97300
Hertz Corp                             CLA     428040109      655    19200           19200                 19200
Hexcel Corp New                        Com     428291108      358    40000           40000                 40000
Honeywell International Inc.           Com     438516106      710    15000           15000                 15000
Honeywell International Inc.          Call     438516106      946    20000  Call     20000                 20000
Imperial Parking                       Com     453077109      752    41800           41800                 41800
International Paper Co                 Put     460146953     1020    25000   Put     25000                 25000
Ivillage Inc.                          Com     46588H105       96    90000           90000                 90000
Johnson  &  Johnson                    Com     478160104     5368    51120           51120                 51120
Kellstrom Industries                   Com     488035106      426   145000          145000                145000
Litton Industries Inc                 Call     538021903      922     7900  Call      7900                  7900
Lucent Technologies Inc.               Com     549463107      501    37125           37125                 37125
Maxcor Financial Group                 Com     31769Q108       15    15000           15000                 15000
MCI Worldcom                           Com     55268B106     1829   130081          130081                130081
Mesaba Holdings Inc.                   Com     59066B102      942    75000           75000                 75000
Nisource Inc                           Com     65473P105     1156    37600           37600                 37600
NTL Inc                                Com     629407107       71     2944            2944                  2944
Ogden Corp.                            Com     676346109      923    60000           60000                 60000
Pfizer Inc                            Call     717081903     8223   178750  Call    178750                178750
Quaker Oats                           Call     747402905     3895    40000  Call     40000                 40000
Qwest Communications                  Call     749121909     2840    69488  Call     69488                 69488
Rohm & Haas Co                         Put     775371957      454    12500   Put     12500                 12500
Roslyn Bancorp Inc                     Com     778162107     1741    63755           63755                 63755
Schwab Charles Corp New                Put     808513955      355    12500   Put     12500                 12500
SDL Inc.                               Com     784076101      222     1500            1500                  1500
Spherion Corp                          Com     848420105     1648   145700          145700                145700
St. John Knits Int'l Inc.              Com     79025Q107      456    21700           21700                 21700
Sunoco Inc.                            Com     86764P109     1095    32500           32500                 32500
Sybron Dental Specialties              Com     871142105      759    45000           45000                 45000
Ultramar Diamond Shamrock Co           Com     904000106      695    22500           22500                 22500
Verizon Communications                Call     923434904     2836    56588  Call     56588                 56588
Visible Genetics Inc                   Com     92829S104      754    20000           20000                 20000
Visteon Corp.                          Com     92839U107      345    30000           30000                 30000
Vivendi Universal                      ADR     92851S204      545     8340            8340                  8340
Vodafone Airtouch PLC                  ADR     92857W100      834    23300           23300                 23300
Waypoint Financial Corp                Com     946756103     1650   150000          150000                150000
Westell Technologies Inc               CLA     957541105      215    70290           70290                 70290
Westminster Capital                    Com     960631109       53    25500           25500                 25500
Worldcom Inc GA New                   Call     98157D906     1828   130000  Call    130000                130000
Wyndham International Inc.             Com     983101106      481   275000          275000                275000

